INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Significant Components of Deferred Tax Assets and Liabilities

	December 31
	2012	2011
Deferred tax assets:
Carryforward tax losses	$15,836	$14,635
Allowance for doubtful accounts	104	99
Provisions for employees related obligations	353	104
Research and development	472	559
Other	3	53

	16,768	15,685
Less - valuation allowance	(16,768)	(15,685)

Net deferred tax assets	$-	$-

Components of Income (Loss) Before Income Taxes

	Year ended December 31,
	2012	2011	2010

Domestic	$(5,684)	$(2,038)	$496
Foreign	(183)	134	74

Income (loss) before income taxes	$(5,867)	$(1,904)	$570

Reconciliation of Theoretical Tax Benefit and Actual Tax Expense

	Year ended December 31,
	2012	2011	2010

Income (loss) before income taxes, as reported in the statements of operations	$(5,867)	$(1,904)	$570

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax (benefit) expense	$(1,467)	$(457)	$143

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(11)	18	5
Non-deductible expenses	185	175	312
Losses and timing differences for which no deferred taxes were recorded	1,083	234	-
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	-	-	(622)
Other	330	30	162

Income taxes	$120	$-	$-